                                       | Dresdner RCM
                                       | Capital Funds
                         June 30, 1998 | Semi-Annual Report




















                                              -------------------------
                                       [LOGO] Dresdner RCM Global Funds
                                              -------------------------

August 21, 1998

DEAR SHAREHOLDERS:

     Enclosed is the Dresdner RCM Capital Funds (the "Funds") Semi-Annual Shareholder Report for the six months ended June 30, 1998. Inside, you'll find an overview of the economic and market conditions that influenced stock prices during that time. Following this overview are reports from managers of the individual Funds that describe the types of investments that Dresdner RCM Global Investors LLC ("Dresdner RCM"), the Funds' investment manager, made in this environment. Included in each report is a summary of Fund performance and a list of Fund holdings at the end of the reporting period.

     In the first half of 1998, U.S. stocks continued to break new highs, buoyed by strong demand from investors at home and abroad. Stocks in Europe also advanced, as earnings expectations improved. Stocks in Japan and the emerging markets moved lower during this time. Although the economies of Asia seemed to stabilize in the first months of the year, it was soon apparent that the problems there, which contributed to a recession in Japan, were deeper than investors first realized. As stocks in Asia's emerging markets responded negatively to these conditions, investors fled stocks in other emerging markets as well.

     Throughout this time, Dresdner RCM maintained its consistent, disciplined "bottom-up" investment strategy. This helped identify attractive values in markets that had become increasingly overpriced--as well as opportunities in markets with weaker valuations.

     In choosing stocks for the individual Funds, we draw on the research of more than 175 investment professionals, using teams of analysts--many of whom have had professional industry experience in the sectors they follow. We also investigate company fundamentals through Grassroots Research, our proprietary research organization. From a network of more than 37,000 industry contacts in 50 countries, this organization gathers information on local market and industry conditions. To this research, our staff economists add assessments of regional and global trends.

     We use a host of unique research tools to give each investment idea a thorough reality check. This process provides portfolio managers with a continuous flow of industry and company information and helps them compare their ideas with those of other managers. Through a proprietary popularity measurement system, we also monitor the opinions of sell-side professionals.

     The companies we select have solid potential for sustained earnings growth due to unique market niches, proprietary products and services, and outstanding research and development capabilities. We make sure that the interests of company managers are aligned with those of their shareholders, and that the companies demonstrate well-capitalized balance sheets and sound accounting principles. From the firms that meet these criteria, we choose those whose stocks have attractive risk-adjusted valuations versus others in their sector.

     We believe this approach has served the Funds well in the first half of 1998. Thank you for your continued support.

                                   Sincerely,

                                   /s/ DeWitt Bowman

                                   DeWitt Bowman
                                   Chairman of the Board

Economic and Market Overview

     World stock prices advanced further in the first half of 1998. During this time, strong gains in the United States and Europe far outpaced declines in Asia and other emerging markets. Prices remained volatile, however, as stock investors interpreted conflicting signals for economic growth and inflation.

     In the U.S., anticipated growth in corporate earnings and positive economic fundamentals helped stock prices reach new highs. Despite concerns that economic problems in Asia would trim U.S. exports, stock prices continued to climb. During the first half of 1998, the Standard & Poor's 500 Index earned a total return of 17.71% for the six months ended June 30, 1998. Meanwhile, ongoing price restraints and lower costs for Asian imports helped inflation fall--which kept interest rates and bond yields low. Subsequent to the close of the second quarter, earnings announcements signaled a collapse in growth as exports to Asia began to decline.

     Stocks in Europe advanced on further improvements in earnings expectations. Most European companies remained insulated from Asia's troubles due to strong inter-regional trade. Stocks also benefited from a positive balance of supply and demand, which resulted from a rising tide of corporate share buyback programs and the spread of stock ownership through private pension plans and equity mutual funds.

ASIAN ECONOMIC CRISIS DEEPENS

     In the fourth quarter of 1997, the U.S. gross domestic product
(GDP)--which measures the production of goods and services--rose at an annualized rate of 3.0%. With continued price restraints and gains in productivity, inflation had fallen to 1.7%. In the first quarter of 1998, with lower import prices and a flood of cash from overseas, GDP growth improved to 5.4%. Despite upward pressure on wages from tight employment, inflation fell to 1.4%, its lowest level since 1986.

     After correcting in the first weeks of the year, on concerns that Asia's economic woes would trim corporate profits, U.S. stock prices moved sharply higher in February and March. In addition to positive economic fundamentals, which included the strongest level of consumer confidence in decades, signs that Asian economies were stabilizing with support from the International Monetary Fund (IMF) helped increase stock demand. At the same time, corporate consolidations and stock buyback programs continued to reduce stock supplies.

     It soon became clear, however, that Asia's problems were getting worse and included the onset of a recession in Japan. Meanwhile, the prospect of lower earnings growth in the U.S., a federal budget surplus that will likely shrink Treasury bond supplies, and strong demand for Treasuries by foreign investors caused bond yields to continue to fall. Stock prices corrected briefly, but managed a modest gain for the second quarter--helped by positive economic fundamentals and a benign inflationary backdrop.

     The worsening of Asia's problems produced greater distinctions between the earnings outlooks for U.S. companies that sell to or compete with Asian firms and companies that import from Asia or have no Asian ties. Companies in the first group, largely industrial and basic materials firms, saw sharp drops in earnings expectations. Companies in the second group, typically service and consumer firms, saw little impact on earnings or are benefiting from reduced import costs.

     This "two-tiered" response to Asia's woes further narrowed the universe of stocks with strong price gains. Over the past six months, the market became even more focused on stocks with visible earnings streams and strong liquidity. As in 1997, this sentiment generally favored stocks of larger firms. Strong demand from foreign investors for familiar names further supported this trend. Large multinational firms benefited from strong European sales, which offset weakening Asian demand.

     In an environment of strong market liquidity and low inflation, the Funds have remained fully invested. By concentrating on companies with solid fundamentals and strong potential for earnings growth--through a "bottom-up" investment approach--the Funds made the most of recent market opportunities. This investment strategy led us to overweight health care, which benefited from the introduction of new products and strong pricing flexibility. We also maintained an overweight in the financial sector, which has benefited from low interest rates, as well as technology stocks, which have advanced on the long-term growth prospects for their sector.

QUALITY GROWTH STOCKS SHOULD OUTPERFORM

     We believe the problems in Asia are likely to worsen further before they improve, as analysts are still trimming their economic and earnings forecasts. For this reason, we expect to remain underweighted in Japan and the emerging markets of Asia.

     We currently expect to remain overweighted in Europe, because of companies' improving earnings through restructuring and domestic growth. Given our continued concern over Asia, we remain underweighted in the cyclicals and commodities sectors.

     On a global basis, our position in U.S. cyclical companies should also remain underweighted. We believe U.S. GDP growth will slow in the second half of 1998 to a rate of 2.0% to 2.5%. Although a tight labor market may keep pressure on wages, the inability of most companies to raise prices, combined with slower growth, should help keep inflation low. This should prevent the Federal Reserve from raising interest rates, but corporate profit margins may continue to shrink.

     The market should continue to reward companies that deliver solid earnings growth, given the scarcity of such companies. With emphasis on quality companies with strong earnings potential, the Dresdner RCM Capital Funds should perform well in this climate.

Dresdner RCM Growth Equity Fund
Management's Performance Review


     Mid-cap stocks performed strongly in the first half of 1998, benefiting from the same positive economic fundamentals that stocks as a whole enjoyed. With the market looking for reliable earnings and strong liquidity, mid-cap stocks outperformed small-cap issues, but underperformed large-cap shares. As in other sectors, growth stocks outperformed value stocks.

     With strong returns from stocks in the telecommunications, technology services, and consumer sectors, the Dresdner RCM Growth Equity Fund (the "Fund") performed exceptionally well against its market benchmark, as well as against funds with similar investment objectives. For the six months ended June 30, 1998, the Fund earned a total return of 15.09%. Over the same time, the Russell Midcap Index earned a return of 9.13%, and mid-cap funds tracked by Lipper Analytical Services earned an average return of 10.66%.

POSITIVE CONTRIBUTIONS FROM TELECOMMUNICATIONS,
TECHNOLOGY SERVICES AND CONSUMER SHARES

     A large portion of this outperformance was due to the Fund's ongoing commitment to quality growth issues. Although the market temporarily sought value investments at times of stock price weakness, the prospect of a slowing economy and the continuation of low interest rates generally favored growth stocks.

     In the first quarter the Fund benefited from the early recognition of consolidation trends in the telecommunications sector, which led to an overweighting in competitive local exchange carriers and second-tier long-distance companies. In the second quarter, an overweighting in Internet service companies (e.g., America Online, Amazon.com, and Yahoo) contributed positively to performance.

     Stock selection in the technology-services area further improved returns--with strong gains from Citrix Systems, Visio, Network Associates and PeopleSoft. Individual medical device shares also performed well, including Sofamor/Danek Group (the Fund's largest position) and Boston Scientific.

     In the consumer area, retail growth stocks (e.g., Nordstrom, Lowes, and CKE Restaurants) made positive contributions. In addition to healthy consumer spending, mid-cap retail issues gained from the market's desire for domestic exposure in the face of the Asian crisis. Other contributions came from takeovers of Fund holdings such as Camco International, Dekalb Genetics and 360DEG. Communications.

     These gains offset disappointing performances from the health care services area--including PhyCor and Concentra Managed Care--due to uncertainty regarding federal health care cost reimbursement policies and other regulatory issues. Finally, several consumer durable stocks, such as Lear Corp. and Tower Automotive, lost ground due to the labor strike at General Motors.

DEFENSIVE MEASURES

     At the start of the year, we realigned the Fund's portfolio to reduce its exposure to the economic crisis in Asia. In doing so, we gave greater emphasis to telecommunications and health care firms in an attempt to leverage consistent growth securities which were relatively insulated to problems overseas. During the spring, the Fund was somewhat more defensive on concerns about the deepening of Asia's crisis and the possibility of higher interest rates at home. We used the opportunity of an uncertain market to upgrade the quality of our portfolio, including the purchase of certain technology service companies. We increased investments in the retail sector, as well as shares of consumer nondurable firms--including Suiza Foods, Clorox, Revlon, Avon, and Coca-Cola Enterprises.

     With relative valuations and commodity prices at 10-year lows, we increased our exposure to the energy sector. Among the new positions we added were Burlington Resources, Stolt Comex Seaway, and Coflexip.

MID-CAP VALUATIONS ATTRACTING INVESTORS

     Since the summer of 1997, year-over-year quarterly earnings comparisons for major mid-cap stocks have been stronger than those for stocks in the S&P 500 Index. The attractive valuations in the mid-cap area have been somewhat ignored, however, in the market's "flight to liquidity." This may be partly due to the fact that foreign investors often seek U.S. stocks of the most broadly recognized firms. Although the market will probably continue to prefer stocks of larger firms while liquidity demands remain, the attractive valuations in the mid-cap sector are now below the trough valuations levels experienced in the first quarter of 1998. These relative valuations bode well for a potential closing of the valuation gap with large cap securities as we look forward.

                 [EDGAR REPRESENTATION OF GRAPHIC]

                                  FUND           RUSSELL MIDCAP INDEX
         12/31/79               $10,719                $11,158
          1/31/80               $11,210                $11,777
          2/28/80               $10,792                $11,516
          3/31/80                $9,599                 $9,996
          4/30/80               $10,028                $10,641
          5/31/80               $10,856                $11,467
          6/30/80               $11,315                $12,024
          7/31/80               $12,980                $13,034
          8/31/80               $13,656                $13,375
          9/30/80               $14,396                $13,821
         10/31/80               $14,878                $13,966
         11/30/80               $15,935                $15,074
         12/31/80               $15,665                $14,784
          1/31/81               $15,304                $14,439
          2/28/81               $15,725                $14,694
          3/31/81               $17,588                $15,843
          4/30/81               $18,134                $15,918
          5/31/81               $19,279                $16,306
          6/30/81               $18,560                $16,008
          7/31/81               $18,247                $15,809
          8/31/81               $17,371                $14,908
          9/30/81               $16,587                $13,951
         10/31/81               $18,157                $14,914
         11/30/81               $18,503                $15,518
         12/31/81               $18,211                $15,139
          1/31/82               $17,929                $14,583
          2/28/82               $17,527                $13,964
          3/31/82               $17,476                $13,825
          4/30/82               $18,682                $14,486
          5/31/82               $18,511                $13,970
          6/30/82               $18,441                $13,595
          7/31/82               $18,512                $13,274
          8/31/82               $20,047                $14,871
          9/30/82               $20,666                $15,293
         10/31/82               $23,233                $17,338
         11/30/82               $25,235                $18,395
         12/31/82               $25,710                $18,660
          1/31/83               $27,172                $19,319
          2/28/83               $28,967                $19,987
          3/31/83               $30,108                $20,691
          4/30/83               $32,700                $21,984
          5/31/83               $34,645                $22,903
          6/30/83               $36,064                $23,737
          7/31/83               $34,391                $22,991
          8/31/83               $33,610                $22,846
          9/30/83               $34,935                $23,486
         10/31/83               $33,413                $22,575
         11/30/83               $34,930                $23,541
         12/31/83               $34,348                $23,105
          1/31/84               $32,764                $22,449
          2/29/84               $31,089                $21,235
          3/31/84               $31,709                $21,587
          4/30/84               $31,839                $21,350
          5/31/84               $30,674                $20,146
          6/30/84               $32,051                $20,774
          7/31/84               $31,196                $20,166
          8/31/84               $34,191                $22,684
          9/30/84               $33,648                $22,791
         10/31/84               $33,611                $22,880
         11/30/84               $32,993                $22,784
         12/31/84               $33,496                $23,435
          1/31/85               $37,254                $25,659
          2/28/85               $38,042                $26,119
          3/31/85               $37,399                $25,970
          4/30/85               $36,747                $25,894
          5/31/85               $39,165                $27,365
          6/30/85               $39,965                $28,030
          7/31/85               $40,928                $27,994
          8/31/85               $40,385                $27,876
          9/30/85               $38,429                $26,510
         10/31/85               $40,118                $27,883
         11/30/85               $42,578                $29,810
         12/31/85               $44,235                $30,937
          1/31/86               $45,046                $31,633
          2/28/86               $48,307                $34,205
          3/31/86               $49,783                $36,003
          4/30/86               $50,541                $35,845
          5/31/86               $52,554                $37,701
          6/30/86               $51,571                $38,216
          7/31/86               $47,374                $35,687
          8/31/86               $49,140                $38,219
          9/30/86               $45,601                $35,511
         10/31/86               $48,335                $37,364
         11/30/86               $48,946                $37,640
         12/31/86               $48,361                $36,569
          1/31/87               $54,951                $41,072
          2/28/87               $59,189                $43,530
          3/31/87               $60,968                $43,942
          4/30/87               $60,390                $42,842
          5/31/87               $62,092                $42,989
          6/30/87               $64,592                $44,737
          7/31/87               $67,740                $46,653
          8/31/87               $70,486                $48,302
          9/30/87               $68,483                $47,379
         10/31/87               $49,455                $35,710
         11/30/87               $47,006                $33,727
         12/31/87               $53,665                $36,652
          1/31/88               $53,930                $38,355
          2/29/88               $58,780                $41,072
          3/31/88               $60,415                $41,126
          4/30/88               $61,386                $41,380
          5/31/88               $60,234                $41,283
          6/30/88               $64,720                $44,110
          7/31/88               $63,335                $43,225
          8/31/88               $61,789                $42,264
          9/30/88               $64,192                $43,702
         10/31/88               $63,486                $43,889
         11/30/88               $62,127                $42,836
         12/31/88               $64,859                $43,910
          1/31/89               $68,192                $46,537
          2/28/89               $67,612                $46,427
          3/31/89               $68,994                $47,190
          4/30/89               $73,125                $49,465
          5/31/89               $77,254                $51,695
          6/30/89               $74,440                $51,503
          7/31/89               $79,915                $55,093
          8/31/89               $83,387                $56,935
          9/30/89               $83,428                $56,413
         10/31/89               $79,787                $53,752
         11/30/89               $80,873                $54,489
         12/31/89               $82,292                $55,446
          1/31/90               $75,120                $50,999
          2/28/90               $77,825                $52,033
          3/31/90               $80,029                $53,300
          4/30/90               $78,163                $51,011
          5/31/90               $86,194                $55,632
          6/30/90               $87,034                $55,271
          7/31/90               $84,425                $53,628
          8/31/90               $75,868                $47,860
          9/30/90               $71,033                $44,312
         10/31/90               $69,568                $42,913
         11/30/90               $75,112                $47,046
         12/31/90               $78,902                $49,072
          1/31/91               $85,003                $52,398
          2/28/91               $92,631                $56,764
          3/31/91               $97,028                $59,119
          4/30/91               $96,459                $59,474
          5/31/91              $101,948                $62,298
          6/30/91               $96,909                $59,427
          7/31/91              $102,335                $62,340
          8/31/91              $105,602                $64,204
          9/30/91              $105,329                $63,830
         10/31/91              $108,557                $65,138
         11/30/91              $104,724                $62,445
         12/31/91              $116,960                $69,442
          1/31/92              $119,326                $70,748
          2/28/92              $120,948                $72,373
          3/31/92              $115,847                $70,524
          4/30/92              $113,545                $71,075
          5/31/92              $114,312                $71,534
          6/30/92              $108,991                $70,374
          7/31/92              $112,618                $73,316
          8/31/92              $110,272                $71,628
          9/30/92              $113,146                $73,113
         10/31/92              $117,301                $74,902
         11/30/92              $122,190                $78,677
         12/31/92              $125,186                $80,789
          1/31/93              $125,594                $82,405
          2/28/93              $121,886                $82,496
          3/31/93              $124,822                $85,179
          4/30/93              $121,150                $82,922
          5/31/93              $126,171                $85,555
          6/30/93              $126,630                $86,522
          7/31/93              $125,543                $86,939
          8/31/93              $131,747                $90,806
          9/30/93              $134,398                $91,153
         10/31/93              $135,795                $91,229
         11/30/93              $131,931                $89,113
         12/31/93              $138,604                $92,341
          1/31/94              $143,687                $94,889
          2/28/94              $142,568                $93,598
          3/31/94              $134,622                $89,611
          4/30/94              $135,889                $90,226
          5/31/94              $134,603                $90,349
          6/30/94              $130,975                $87,673
          7/31/94              $132,730                $90,682
          8/31/94              $141,423                $94,981
          9/30/94              $140,120                $92,660
         10/31/94              $142,420                $93,369
         11/30/94              $137,052                $89,250
         12/31/94              $139,650                $90,409
          1/31/95              $140,145                $92,266
          2/28/95              $146,023                $97,042
          3/31/95              $151,805                $99,819
          4/30/95              $152,385               $101,324
          5/31/95              $155,053               $104,654
          6/30/95              $162,810               $108,171
          7/31/95              $174,821               $113,423
          8/31/95              $177,454               $115,160
          9/30/95              $183,158               $117,762
         10/31/95              $179,789               $115,128
         11/30/95              $185,416               $120,853
         12/31/95              $187,880               $121,558
          1/31/96              $190,835               $124,137
          2/28/96              $200,326               $127,052
          3/31/96              $203,882               $128,890
          4/30/96              $212,394               $132,542
          5/31/96              $215,917               $134,544
          6/30/96              $206,821               $132,526
          7/31/96              $188,917               $124,324
          8/31/96              $198,795               $130,243
          9/30/96              $211,760               $136,676
         10/31/96              $211,966               $137,772
         11/30/96              $222,461               $146,165
         12/31/96              $223,710               $144,673
          1/31/97              $229,653               $150,085
          2/28/97              $218,817               $149,858
          3/31/97              $204,835               $143,388
          4/30/97              $209,029               $147,059
          5/31/97              $236,993               $157,788
          6/30/97              $243,285               $162,951
          7/31/97              $260,762               $176,549
          8/31/97              $257,966               $174,642
          9/30/97              $275,443               $184,614
         10/31/97              $259,015               $177,433
         11/30/97              $257,966               $181,656
         12/31/97              $262,848               $186,669
          1/31/98              $259,895               $183,160
          2/28/98              $287,741               $197,483
          3/31/98              $303,773               $206,843
          4/30/98              $309,680               $207,360
          5/31/98              $291,960               $200,953
          6/30/98              $302,508               $203,746

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The chart above shows the performance of the Dresdner RCM Growth Equity Fund since the Fund's inception versus the Russell Midcap Index.(a) The chart represents a cumulative return of 2,925.08%(b) for the Fund. The average annual total return from the Fund's inception was 20.05%.(b)(c) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS(b)
JUNE 30, 1998

                                                                  LIFE OF
       1 YEAR              5 YEAR             10 YEAR             FUND(c)
       24.34%              19.03%              16.67%              20.05%

     The data above represents past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.


(a) The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.

(c)  The Fund began operations on November 6, 1979.

Dresdner RCM Growth Equity Fund
Investments in Securities and Net Assets
June 30, 1998
(Unaudited)

                                                                                 % OF                MARKET
SHARES              COUNTRY                            EQUITY INVESTMENTS      NET ASSETS            VALUE

CONSUMER DURABLES SECTOR                                                         1.5%
                              AUTOMOTIVE RELATED                                 1.3%

         20,000       US      Lear Corp. *                                                        $ 1,026,250
        298,000       US      Tower Automotive Inc. *                                              12,776,750
                                                                                                -------------
                                                                                                   13,803,000
                                                                                                -------------


                              CONSUMER DURABLES                                  0.2%
         56,300       US      Steelcase Inc.                                                        1,463,800

CONSUMER NON-DURABLES SECTOR                                                     17.9%

                              BEVERAGE/TOBACCO                                   1.4%
        378,700       US      Coca-Cola Enterprises Inc.                                           14,863,975

                              FOOD/FOOD PROCESSING                               2.1%
         84,000       US      Dekalb Genetics Corp. Class B                                         7,948,500
        232,000       US      Suiza Foods Corp. *                                                  13,847,500
                                                                                                -------------
                                                                                                   21,796,000
                                                                                                -------------

                              HOUSEHOLD/RELATED NON-DURABLES                     2.1%

        127,000       US      Avon Products Inc.                                                    9,842,500
         42,000       US      Clorox Co.                                                            4,005,750
        153,000       US      Revlon Inc. Class A *                                                 7,860,375
                                                                                                -------------
                                                                                                   21,708,625
                                                                                                -------------
                              LEISURE TIME PRODUCTS/SERVICES                     3.9%

        277,000       US      CKE Restaurants Inc.                                                 11,426,250
        540,000       US      Host Marriott Corp. *                                                 9,618,750
        204,400       US      Promus Hotel Corp. *                                                  7,920,500
         49,000       LI      Royal Caribbean Cruises Ltd.                                          3,895,500
        296,900       US      Speedway Motorsports Inc. *                                           7,589,506
                                                                                                -------------
                                                                                                   40,450,506
                                                                                                -------------
                              RETAIL TRADE                                       8.4%

        165,000       US      Dollar Tree Stores Inc. *                                             6,703,125
        872,000       US      Family Dollar Stores Inc.                                            16,132,000
        340,300       CA      Hudsons Bay Co.                                                       7,798,560
        390,000       US      Lowe's Companies Inc.                                                15,819,375
         65,000       US      Fred Meyer Inc. *                                                     2,762,500
        386,000       US      Nordstrom Inc.                                                       14,909,250
        732,000       US      Office Depot Inc. *                                                  23,103,750
                                                                                                -------------
                                                                                                   87,228,560
                                                                                                -------------

     The accompanying notes are an integral part of the financial statements.

                                                                                 % OF                MARKET
SHARES              COUNTRY                            EQUITY INVESTMENTS      NET ASSETS            VALUE



CYCLICAL/CAPITAL GOODS SECTOR                       7.1%

                              AEROSPACE/DEFENSE                                  0.3%
         51,600       US      Sundstrand Corp.                                                     $2,954,100

                              CHEMICALS/TEXTILES                                 1.1%
        246,000       US      Praxair Inc.                                                         11,515,875

                              ELECTRICAL EQUIPMENT                               1.7%
        110,000       US      W. W. Grainger Inc.                                                   5,479,375
        148,000       US      Honeywell Inc.                                                       12,367,250
                                                                                                -------------
                                                                                                   17,846,625
                                                                                                -------------
                              INDUSTRIAL EQUIPMENT                               1.3%

        316,700       US      Kennametal Inc.                                                      13,222,225

                              TRANSPORTATION SERVICES                            2.7%
        207,700       US      Air Express International Corp.                                       5,555,975
        562,600       US      Swift Transportation Co. Inc. *                                      11,146,513
        577,000       US      Werner Enterprises Inc.                                              10,999,063
                                                                                                -------------
                                                                                                   27,701,551
                                                                                                -------------

ENERGY SECTOR                                                                    5.1%
                              ENERGY                                             5.1%

        525,000       US      Burlington Resources Inc.                                            22,607,813
         25,000       US      Camco International Inc.                                              1,946,875
        205,000       FR      Coflexip S.A. (ADR)                                                  12,530,625
        565,000       UK      Stolt Comex Seaway S.A. *                                            10,946,875
        282,500       UK      Stolt Comex Seaway S.A. (ADR) *                                       4,943,750
                                                                                                -------------
                                                                                                   52,975,938
                                                                                                -------------

       HEALTH CARE SECTOR                                  16.9%
                              DRUGS AND HOSPITAL SUPPLIES                        7.6%

        498,200       US      Alza Corp. *                                                         21,547,150
        182,000       US      Bausch & Lomb Inc.                                                    9,122,750
        233,000       US      Boston Scientific Corp. *                                            16,688,625
         11,300       US      Centocor Inc. *                                                         409,625
        189,000       US      DePuy Inc.                                                            5,339,250
         82,400       FI      Orion Yhtyma OY Series B                                              2,538,164
        271,000       US      Sofamor/Danek Group Inc. *                                           23,458,438
                                                                                                -------------
                                                                                                   79,104,002
                                                                                                -------------

     The accompanying notes are an integral part of the financial statements.

                                                                                 % OF                MARKET
SHARES              COUNTRY                            EQUITY INVESTMENTS      NET ASSETS            VALUE

                              HEALTH CARE SERVICES                               9.3%

        126,600       US      AmeriSource Health Corp. *                                           $8,316,038
        217,050       US      Bergen Brunswig Corp.                                                10,065,694
         46,000       US      Cardinal Health Inc.                                                  4,312,500
        230,662       US      Concentra Managed Care Inc. *                                         5,997,212
        378,000       US      HBO & Co.                                                            13,324,500
        629,000       US      Healthsouth Corp. *                                                  16,786,438
        342,000       US      Health Care & Retirement Corp. *                                     13,487,625
        301,500       US      Orthodontic Centers of America Inc. *                                 6,312,656
        194,000       US      PhyCor Inc. *                                                         3,213,125
        362,000       US      Tenet Healthcare Corp. *                                             11,312,500
         59,000       US      Universal Health Services Inc. ClassB *                               3,444,125
                                                                                                -------------
                                                                                                   96,572,413
                                                                                                -------------
INTEREST-SENSITIVE SECTOR                                                        10.9%

                              BANKING                                            7.6%
         61,000       US      CCB Financial Corp.                                                   6,481,250
        378,400       US      City National Corp.                                                  13,977,150
        242,000       US      Compass Bancshares Inc.                                              10,920,250
        333,000       US      First Security Corp.                                                  7,128,281
         42,200       US      National Commerce Bancorporation                                      1,767,125
        527,500       US      North Fork Bancorporation Inc.                                       12,890,781
        260,000       US      Southtrust Corp.                                                     11,310,000
         64,000       US      Star Banc Corp.                                                       4,088,000
        324,900       US      WestAmerica Bancorporation                                           10,437,413
                                                                                                -------------
                                                                                                   79,000,250
                                                                                                -------------

                              GENERAL FINANCE                                    2.3%
        229,000       US      AMRESCO Inc. *                                                        6,669,625
        385,000       US      Charter One Financial Inc.                                           12,969,688
        144,000       US      TCF Financial Corp.                                                   4,248,000
                                                                                                -------------
                                                                                                   23,887,313
                                                                                                -------------
                              INSURANCE                                          1.0%

        131,300       US      Life Re Corp.                                                        10,766,600

TECHNOLOGY SECTOR                                                                24.1%
                              COMPUTERS/OFFICE EQUIPMENT                         0.9%

        231,500       US      Network Appliance Inc. *                                              9,014,031

     The accompanying notes are an integral part of the financial statements.

                                                                                 % OF                MARKET
SHARES              COUNTRY                            EQUITY INVESTMENTS      NET ASSETS            VALUE

                              ELECTRONICS/NEW TECHNOLOGY                         4.6%

        313,400       US      Advanced Fibre Communication *                                      $12,555,588
        103,000       US      Altera Corp. *                                                        3,044,938
        131,502       US      Analog Devices Inc. *                                                 3,230,018
        114,000       US      Maxim Integrated Products Inc. *                                      3,612,375
        461,000       CA      Newbridge Networks Corp. *                                           11,035,188
        122,000       US      Sanmina Corp. *                                                       5,291,750
        148,500       US      Uniphase Corp. *                                                      9,323,016
                                                                                                -------------
                                                                                                   48,092,873
                                                                                                -------------
                              TECHNOLOGY SERVICES                                18.6%

         77,800       US      Amazon.com Inc. *                                                     7,760,550
         79,800       US      America Online Inc.                                                   8,458,800
        171,500       US      Aspen Technologies Inc. *                                             8,660,750
        229,500       IE      CBT Group PLC (ADR) *                                                12,278,250
         77,500       US      CMG Information Services Inc. *                                       5,483,125
        163,300       US      Cambridge Technology Partners (Mass.) Inc. *                          8,920,263
         75,000       US      Ceridian Corp. *                                                      4,406,250
        326,000       US      Citrix Systems Inc. *                                                22,290,250
        209,000       US      E *Trade Group Inc. *                                                 4,793,938
         78,000       US      Electronics Arts Inc. *                                               4,212,000
         89,000       US      HNC Software Inc. *                                                   3,632,313
         72,000       US      I2 Technologies Inc. *                                                2,529,000
        156,000       US      National Data Corp.                                                   6,825,000
        347,300       US      Network Associates Inc. *                                            16,626,988
        280,800       US      PeopleSoft Inc. *                                                    13,197,600
        366,800       IE      Saville Systems PLC (ADR) *                                          18,385,850
        122,000       US      Sterling Commerce Inc. *                                              5,917,000
        225,350       US      VERITAS Software Co. *                                                9,323,856
        347,000       US      Visio Corp. *                                                        16,569,250
        236,000       US      Wind River Systems Inc. *                                             8,466,500
         27,350       US      Yahoo Inc. *                                                          4,307,625
                                                                                                -------------
                                                                                                  193,045,158
                                                                                                -------------

       TELEMEDIA/SERVICES                                  15.0%
                              BUSINESS SERVICES                                  2.6%

        309,300       US      American Disposal Services Inc. *                                    14,498,438
        512,800       US      Sybron International Corp. Wisconsin *                               12,948,200
                                                                                                -------------
                                                                                                   27,446,638
                                                                                                -------------

     The accompanying notes are an integral part of the financial statements.

                                                                                 % OF                MARKET
SHARES              COUNTRY                            EQUITY INVESTMENTS      NET ASSETS            VALUE

                              COMMUNICATIONS SERVICES                            10.1%

         48,100       US      360DEG.  Communications Co. *                                        $2,080,000
        110,000       US      Global TeleSystems Group Inc. *                                       5,362,500
        346,000       US      ICG Communications Inc. *                                            12,650,625
        218,000       US      Intermedia Communications of Florida Inc. *                           9,142,375
        461,000       BE      Loral Space & Communications *                                       13,023,250
        184,000       US      McLeod Inc. *                                                         7,153,000
        589,400       US      Nextel Communications Inc. *                                         14,661,317
        400,000       US      Smartalk Teleservices Inc. *                                          5,825,000
        305,500       US      Snyder Communications Inc. *                                         13,442,000
        571,600       US      Tel-Save Holdings Inc. *                                              8,431,100
        652,000       US      Western Wireless Corp. Class A *                                     12,999,250
                                                                                                -------------
                                                                                                  104,770,417
                                                                                                -------------
                              MEDIA                                              2.3%

        193,000       US      Gartner Group Inc. Class A *                                          6,755,000
         80,000       US      General Motors Corp. Class H                                          3,770,000
        402,000       US      Sylvan Learning Systems Inc. *                                       13,165,500
                                                                                                -------------
                                                                                                   23,690,500
                                                                                                -------------

TOTAL EQUITY INVESTMENTS (COST $903,244,826)                                     98.6%          1,022,920,975
                                                                                                -------------

SHORT-TERM INVESTMENTS
                              MONEY MARKET FUNDS                                 2.8%

     16,967,438       US      SSgA U.S. Government Money Market Fund                               16,967,438
     12,132,606       US      SSgA Money Market Fund                                               12,132,606
                                                                                               --------------
                                                                                                   29,100,044
                                                                                               --------------

TOTAL SHORT-TERM INVESTMENTS (COST $29,100,044)                                  2.8%              29,100,044
TOTAL INVESTMENTS (COST $932,344,870) **                                         101.4%         1,052,021,019

                              OTHER ASSETS LESS LIABILITIES                      (1.4%)           (14,348,403)
                                                                                               --------------
                              NET ASSETS                                         100.0%        $1,037,672,616
                                                                                               --------------
                                                                                               --------------

 *   Non-income producing security

Tax information:

 ** For Federal income tax purposes, cost is $939,025,116 and unrealized appreciation (depreciation) of equity securities is as follows:

                             Unrealized appreciation            $140,041,681
                             Unrealized depreciation            (27,045,778)
                                                                ------------
                             Net unrealized appreciation        $112,995,903
                                                                ------------
                                                                ------------

     The accompanying notes are an integral part of the financial statements.

Dresdner RCM Growth Equity Fund
Investments in Securities and Net Assets
June 30, 1998
(Unaudited)


The Fund's investments in securities at June 30, 1998, categorized by country:

                                                        % OF NET ASSETS
                                           -----------------------------------
                                   COUNTRY                SHORT-TERM
          COUNTRY                   CODE      EQUITIES     AND OTHER    TOTAL
          Bermuda                     BE        1.3%                      1.3%
          Canada                      CA        1.8%                      1.8%
          Finland                     FI        0.2%                      0.2%
          France                      FR        1.2%                      1.2%
          Ireland                     IE        3.0%                      3.0%
          Liberia                     LI        0.4%                      0.4%
          United Kingdom              UK        1.5%                      1.5%
          United States               US       89.2%         1.4%        90.6%
                                           -----------------------------------
          Total                                98.6%         1.4%       100.0%
                                           -----------------------------------
                                           -----------------------------------

Dresdner RCM Small Cap Fund
Management's Performance Review

     Although large-cap stocks continued to dominate in the last six months, many small-cap stocks performed quite well. Within the small-cap sector, the market favored high-quality stocks with strong prospects for growth. By emphasizing individual issues that met these criteria, we helped the Dresdner RCM Small Cap Fund (the "Fund") make the most of this climate and outperform both its market benchmark and other funds with similar investment objectives.

     For the six months ended June 30, 1998, the Fund earned a total return of 9.26%. That compares to a return of 4.93% for the Russell 2000 Index and an average return of 6.48% for small-cap funds tracked by Lipper Analytical Services.

STRONG INDIVIDUAL CONTRIBUTIONS

     During the reporting period, the Fund's industry weightings contributed slightly to returns. More important to performance was its selection of individual growth issues. Within the hospital supplies group, the Fund benefited from a sizable position in VISX, whose price doubled during the period. Lason Holdings and Eastern Environmental Services in the business services group and MICROS Systems and Engineering Animation in the technology-services group also made positive contributions.

     The strong returns from stocks like these far outweighed disappointing performances from issues such as Hadco and Artesyn Technologies in the electronics/ new technology group, Carbiner International in the business services group, and Smartalk in the communication services group.

PORTFOLIO STRATEGIES

     In looking for stocks with strong growth potential, we remained committed to technology issues. After trimming technology holdings in the fall of 1997, we rebuilt investments there in the final months of the year. This left the Fund slightly overweighted in technology shares at the start of 1998. As the problems in Asia deepened in the months that followed, putting technology stocks under great pressure, we reduced the Fund's commitment there again. After prices had stabilized at more attractive levels, we then added to the sector. This left the Fund overweighted in technology stocks at the end of the period. As in other sectors, we looked for shares that offer strong potential for growth and good value.

     During the period, we trimmed investments in health care slightly. We became concerned that the sector's performance might lag, as the market fretted over a review of federal reimbursement policies for health care costs. Throughout the period, we maintained a large weighting in business services firms and technology services companies.

SMALL-CAP STOCKS POISED TO RALLY

     With continued relative earnings growth, and valuations at all-time lows versus large-cap shares, small-cap stocks are quite attractive today. To draw the market from larger firms, however, the small-cap sector may need a longer period of earnings improvement. The market may also need reassurance that Asia's economic problems will not be a sustained threat to U.S. trade and growth.

     Once the market recognizes opportunities in the small-cap sector, growth stocks should outperform. In the meantime, we will continue to emphasize quality companies with strong earnings potential.

DRESDNER RCM SMALL CAP FUND
PERFORMANCE SUMMARY

                [EDGAR REPRESENTATION OF GRAPHIC]

                                               FUND                RUSSELL 2000 INDEX
                    1/1/92                   $10,000                    $10,000
                   1/31/92                   $10,786                    $10,811
                   2/28/92                   $11,118                    $11,127
                   3/31/92                   $10,850                    $10,751
                   4/30/92                   $10,613                    $10,373
                   5/31/92                   $10,703                    $10,511
                   6/30/92                   $10,165                    $10,017
                   7/31/92                   $10,530                    $10,366
                   8/31/92                   $10,336                    $10,072
                   9/30/92                   $10,603                    $10,304
                  10/31/92                   $11,002                    $10,630
                  11/30/92                   $11,807                    $11,444
                  12/31/92                   $12,214                    $11,842
                   1/31/93                   $12,212                    $12,242
                   2/28/93                   $11,792                    $11,960
                   3/31/93                   $12,082                    $12,348
                   4/30/93                   $11,636                    $12,008
                   5/31/93                   $12,102                    $12,539
                   6/30/93                   $12,134                    $12,617
                   7/31/93                   $12,126                    $12,791
                   8/31/93                   $12,580                    $13,344
                   9/30/93                   $13,037                    $13,720
                  10/31/93                   $13,186                    $14,074
                  11/30/93                   $12,728                    $13,615
                  12/31/93                   $13,337                    $14,080
                   1/31/94                   $13,592                    $14,522
                   2/28/94                   $13,431                    $14,469
                   3/31/94                   $12,712                    $13,707
                   4/30/94                   $12,637                    $13,788
                   5/31/94                   $12,411                    $13,633
                   6/30/94                   $11,990                    $13,173
                   6/31/94                   $12,173                    $13,390
                   8/31/94                   $13,095                    $14,136
                   9/30/94                   $13,073                    $14,088
                  10/31/94                   $13,240                    $14,031
                  11/30/94                   $12,765                    $13,464
                  12/31/94                   $13,049                    $13,824
                   1/31/95                   $12,958                    $13,649
                   2/28/95                   $13,392                    $14,217
                   3/31/95                   $13,900                    $14,461
                   4/30/95                   $14,064                    $14,782
                   5/31/95                   $14,030                    $15,037
                   6/30/95                   $14,728                    $15,817
                   7/31/95                   $15,706                    $16,728
                   8/31/95                   $16,245                    $17,074
                   9/30/95                   $16,900                    $17,380
                  10/31/95                   $16,330                    $16,602
                  11/31/95                   $16,882                    $17,300
                  12/31/95                   $17,496                    $17,756
                   1/31/96                   $17,973                    $17,737
                   2/28/96                   $18,914                    $18,290
                   3/31/96                   $19,374                    $18,662
                  4//30/96                   $20,684                    $19,660
                   5/31/96                   $21,660                    $20,435
                   6/30/96                   $20,993                    $19,596
                   7/31/96                   $18,958                    $17,884
                   8/30/96                   $20,592                    $18,923
                   9/29/96                   $22,457                    $19,662
                  10/31/96                   $22,226                    $19,359
                  11/30/96                   $22,488                    $20,157
                  12/31/96                   $23,514                    $20,685
                   1/30/97                   $23,754                    $21,098
                   2/28/97                   $22,335                    $20,587
                   3/31/97                   $20,877                    $19,615
                   4/30/97                   $20,357                    $19,670
                   5/31/97                   $23,953                    $21,858
                   6/30/97                   $25,312                    $22,795
                   7/31/97                   $26,750                    $23,856
                   8/31/97                   $27,350                    $24,403
                   9/30/97                   $29,867                    $26,189
                  10/31/97                   $28,508                    $25,039
                  11/30/97                   $28,329                    $24,877
                  12/31/97                   $28,098                    $25,312
                   1/30/98                   $27,929                    $24,912
                   2/28/98                   $30,435                    $26,753
                   3/31/98                   $31,520                    $27,855
                   4/30/98                   $31,496                    $28,009
                   5/31/98                   $29,688                    $26,499
                   6/30/98                   $30,700                    $26,555


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The chart above shows the performance of the Dresdner RCM Small Cap Fund since the Fund's inception versus the Russell 2000 Index.(a) The chart represents a cumulative return of 207.00%(b) for the Fund. The average annual total return from the Fund's inception was 18.84%.(b)(c) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.


AVERAGE ANNUAL TOTAL RETURNS(b)
JUNE 30, 1998

                                                               LIFE OF
          1 YEAR                     5 YEAR                    FUND(c)
          21.29%                     20.40%                    18.84%

     The data above represents past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

(a) The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)  The Fund began operations on January 3, 1992.

Dresdner RCM Small Cap Fund
Investments in Securities and Net Assets
June 30, 1998
(Unaudited)


                                                                                % OF              MARKET
SHARES         COUNTRY      EQUITY INVESTMENTS                                NET ASSETS           VALUE

CONSUMER DURABLES SECTOR                                                        6.2%
                            AUTOMOTIVE RELATED                                  3.8%
   224,000        US        Dura Automotive Systems Inc. *                                         $7,196,000
   403,700        US        Keystone Automotive Industries Inc. *                                   9,335,563
   178,000        US        Tower Automotive Inc. *                                                 7,631,750
                                                                                                 -------------
                                                                                                   24,163,313
                                                                                                 -------------

                            CONSUMER DURABLES                                   2.4%
   419,000        US        Windmere Durable Holdings Inc. *                                       15,005,438

CONSUMER NON-DURABLES SECTOR                                                    14.6%

                            FOOD/FOOD PROCESSING                                1.7%
   714,000        US        Omega Protein Corp. *                                                  10,977,750

                            HOUSEHOLD/RELATED NON-DURABLES                      4.5%
   234,000        US        Carson Inc. *                                                           1,842,750
   398,000        US        Ocular Sciences Inc. *                                                 12,935,000
   129,400        US        Rayovac Corp. *                                                         2,935,763
   281,000        US        Scotts Co. *                                                           10,467,250
                                                                                                 -------------
                                                                                                   28,180,763
                                                                                                 -------------

                            LEISURE TIME PRODUCTS/SERVICES                      2.8%
   234,800        US        Ambassadors International Inc. *                                        7,117,375
   430,000        US        Dave & Buster's Inc. *                                                 10,696,250
                                                                                                 -------------
                                                                                                   17,813,625
                                                                                                 -------------

                            RETAIL TRADE                                        5.6%
   362,000        US        CSK Auto Corp. *                                                        9,140,500
   391,400        US        French Fragrances Inc. *                                                6,115,625
   425,000        US        Regis Corp.                                                            12,564,063
   196,400        IS        Tefron Ltd. *                                                           4,320,800
    40,000        US        United Stationers Inc. *                                                2,590,000
    16,100        US        Zale Corp. *                                                              512,181
                                                                                                 -------------
                                                                                                   35,243,169
                                                                                                 -------------

      The accompanying notes are an integral part of the financial statements.

                                                                                % OF              MARKET
SHARES         COUNTRY      EQUITY INVESTMENTS                                NET ASSETS           VALUE

CYCLICAL/CAPITAL GOODS SECTOR                                                  12.4%

                            BUILDING/CONSTRUCTION                               4.4%
   543,500        US        Comfort Systems USA Inc. *                                            $12,704,313
   239,000        US        Integrated Electrical Services *                                        4,809,875
    55,000        US        NCI Building Systems Inc. *                                             3,176,250
   200,000        US        Service Experts Inc. *                                                  6,900,000
                                                                                                 -------------
                                                                                                   27,590,438
                                                                                                 -------------

                            RAW/BASIC MATERIALS                                 1.8%
   100,000        US        Commercial Metals Co.                                                   3,075,000
   254,200        US        Metals USA Inc. *                                                       4,384,950
   203,100        US        Oregon Steel Mills Inc.                                                 3,782,738
                                                                                                 -------------
                                                                                                   11,242,688
                                                                                                 -------------

          `                 INDUSTRIAL EQUIPMENT                                1.4%
   371,500        US        Tokheim Corp. *                                                         7,615,750
   173,000        US        Transportation Components Inc. *                                        1,621,875
                                                                                                 -------------
                                                                                                    9,237,625
                                                                                                 -------------

                            TRANSPORTATION SERVICES                             4.8%
   120,000        US        Air Express International Corp.                                         3,210,000
   290,000        US        Covenant Transport Inc. Class A *                                       5,655,000
   100,000        US        Hub Group Inc. *                                                        2,112,500
   189,600        US        Knight Transportation Inc. *                                            3,626,100
   344,000        US        Mark VII Inc. *                                                         6,192,000
   292,000        US        Swift Transportation Co. Inc. *                                         5,785,250
   297,500        BE        Virgin Express Holdings PLC (ADR) *                                     3,848,906
                                                                                                 -------------
                                                                                                   30,429,756
                                                                                                 -------------

ENERGY SECTOR                                                                   3.0%
                            ENERGY                                              3.0%
   295,000        US        Forcenergy Gas Exploration Inc. *                                       5,254,688
   110,000        US        Hanover Compressor Co. *                                                2,976,875
   292,000        US        Houston Exploration Co. *                                               6,697,750
   170,000        US        Newfield Exploration Co. *                                              4,228,750
                                                                                                 -------------
                                                                                                   19,158,063
                                                                                                 -------------

      The accompanying notes are an integral part of the financial statements.

                                                                                % OF              MARKET
SHARES         COUNTRY      EQUITY INVESTMENTS                                NET ASSETS           VALUE

HEALTH CARE SECTOR                                                             11.3%
                            DRUGS AND HOSPITAL SUPPLIES                         5.4%
    39,000        US        Algos Pharmaceutical Corp. *                                           $1,053,000
    55,000        US        Anesta Corp. *                                                            794,063
   150,000        US        Bone Care International Inc. *                                          1,312,500
   355,000        US        CIMA Labs Inc. *                                                        1,187,031
    24,000        US        Coulter Pharmaceuticals Inc. *                                            729,000
    23,000        US        GelTex Pharmaceuticals Inc. *                                             428,375
   744,300        US        Gensia Sicor Inc. *                                                     2,977,200
   383,600        US        Heska Corp. *                                                           4,243,575
    25,000        US        Icos Corp. *                                                              478,125
    39,000        US        Inhale Therapeutic Systems *                                              965,250
    28,000        US        Ligand Pharmaceuticals Inc. Class B *                                     360,500
   137,800        US        NaPro BioTherapeutics Inc. *                                              172,250
   127,000        US        Novoste Corp. *                                                         2,801,938
    10,000        US        PathoGensis Corp. *                                                       290,000
    38,900        US        Penederm Inc. * (a)                                                       778,000
    29,000        US        Progenics Pharmaceuticals Inc. *                                          431,375
   283,400        US        SangStat Medical Corp. *                                                8,891,675
    16,000        US        Sepracor Inc. *                                                           664,000
    19,000        UK        Shire Pharmaceuticals Group PLC (ADR) *                                   406,125
    16,000        US        SUGEN Inc. *                                                              260,000
    42,000        US        Triangle Pharmaceuticals Inc. *                                           624,750
    13,000        US        Vertex Pharmaceuticals Inc. *                                             292,500
    65,000        US        VISX Inc. *                                                             3,867,500
                                                                                                 -------------
              -                                                                                    34,008,732
                                                                                                 -------------
                            HEALTH CARE SERVICES                                5.9%
   315,000        US        American Retirement Corp. *                                             5,591,250
    24,200        US        Assisted Living Concepts Inc. *                                           417,450
   391,100        US        Centennial HealthCare Corp. *                                           7,088,688
    68,200        US        Curative Health Services Inc. *                                         1,943,700
   162,600        US        Horizon Health Corp. *                                                  2,845,500
   167,900        US        Kendle International Inc. *                                             5,078,975
   323,200        US        Orthodontic Centers of America Inc. *                                   6,767,000
    96,000        US        ParExel International Corp. *                                           3,492,000
   129,500        US        Rural/Metro Corp. *                                                     1,683,500
   120,000        US        Veterinary Centers of America Inc. *                                    2,257,500
                                                                                                 -------------
                                                                                                   37,165,563
                                                                                                 -------------

      The accompanying notes are an integral part of the financial statements.

                                                                                % OF              MARKET
SHARES         COUNTRY      EQUITY INVESTMENTS                                NET ASSETS           VALUE

INTEREST-SENSITIVE SECTOR                                                       7.7%

                            BANKING                                             3.6%
   150,000        US        Community First Bankshares Inc.                                        $3,928,125
   215,000        US        Silicon Valley Bancshares *                                             7,652,656
    55,600        US        Southwest Bancorporation of Texas *                                     1,045,975
   100,000        US        Texas Regional Bancshares Inc. Class A                                  3,275,000
   210,000        US        WestAmerica Bancorporation                                              6,746,250
                                                                                                 -------------
                                                                                                   22,648,006
                                                                                                 -------------
                            GENERAL FINANCE                                     4.1%
   325,200        US        American Capital Strategies Ltd.                                        7,438,950
    28,400        US        HealthCare Financial Partners Inc. *                                    1,741,275
   234,000        US        Sirrom Capital Corp.                                                    6,084,000
   571,200        US        UniCapital Corp. *                                                     10,924,200
                                                                                                 -------------
                                                                                                   26,188,425
                                                                                                 -------------

TECHNOLOGY SECTOR                                                              23.1%
                            COMPUTERS/OFFICE EQUIPMENT                          3.7%
   110,000        US        Black Box Corp. *                                                       3,650,625
   436,800        US        CHS Electronics Inc. *                                                  7,807,800
   353,800        US        MICROS Systems Inc. *                                                  11,708,569
                                                                                                 -------------
                                                                                                   23,166,994
                                                                                                 -------------
                            ELECTRONICS/NEW TECHNOLOGY                          6.5%
   469,800        US        Artesyn Technologies Inc. *                                             7,516,800
   329,900        US        Burr-Brown Corp. *                                                      6,927,900
   100,000        US        Credence Systems Corp. *                                                1,900,000
   275,000        US        EFTC Corp. *                                                            3,575,000
   463,500        US        Hadco Corp. *                                                          10,805,344
    85,000        US        Radisys Corp. *                                                         1,827,500
   128,800        US        SDL Inc. *                                                              3,075,100
   299,900        US        Semtech Corp. *                                                         5,304,481
                                                                                                 -------------
                                                                                                   40,932,125
                                                                                                 -------------

      The accompanying notes are an integral part of the financial statements.

                                                                                % OF              MARKET
SHARES         COUNTRY      EQUITY INVESTMENTS                                NET ASSETS           VALUE

                            TECHNOLOGY SERVICES                                12.9%
   157,900        US        Aspen Technologies Inc. *                                              $7,973,950
   200,300        US        BroadVision Inc. *                                                      4,782,163
    77,000        US        Engineering Animation Inc. *                                            4,697,000
   297,000        US        HNC Software Inc. *                                                    12,121,313
    97,000        US        INSpire Insurance Solutions Inc. *                                      3,225,250
   528,000        US        International Telecommunication Systems Inc. *                         15,312,000
   377,650        US        Metzler Group Inc. *                                                   13,831,431
    11,900        US        New Era of Networks Inc. *                                                362,950
   407,000        US        Technology Solutions Co. *                                             12,896,813
    47,000        US        Visio Corp. *                                                           2,244,250
    18,300        US        Whittman-Hart Inc. *                                                      885,263
    84,500        US        Wind River Systems Inc. *                                               3,031,438
                                                                                                 -------------
                                                                                                   81,363,821
                                                                                                 -------------
TELEMEDIA/SERVICES SECTOR                                                      19.6%

                            BUSINESS SERVICES                                  18.1%
   145,000        US        American Disposal Services Inc. *                                       6,796,875
    93,000        US        Boron, Lepore & Associates Inc. *                                       3,534,000
   365,000        US        Caribiner International Inc. *                                          6,387,500
   367,700        US        Eastern Environmental Services Inc. *                                  12,501,800
   365,300        US        F. Y. I. Inc. *                                                        10,411,050
   259,000        US        Healthcare Recoveries Inc. *                                            5,115,250
   186,900        US        Industrial Distribution Group Inc. *                                    2,896,950
   211,900        US        Iron Mountain Inc. *                                                    9,482,525
   130,000        US        Lamalie Associates Inc. *                                               2,388,750
   156,000        US        Lason Holdings Inc. *                                                   8,502,000
   345,700        US        NCO Group Inc. *                                                        7,605,400
   609,000        US        Personnel Group of America, Inc. *                                     12,180,000
   290,820        US        Renaissance Worldwide Inc. *                                            6,325,335
   225,511        US        Romac International Inc. *                                              6,849,890
   196,700        US        Vestcom International Inc. *                                            1,819,475
   450,900        US        Wilmar Industries Inc. *                                               11,497,950
                                                                                                 -------------
                                                                                                  114,294,750
                                                                                                 -------------

                            COMMUNICATIONS SERVICES                             1.1%
   460,000        US        Smartalk Teleservices Inc. *                                            6,698,750


      The accompanying notes are an integral part of the financial statements.

                                                                                % OF              MARKET
SHARES         COUNTRY      EQUITY INVESTMENTS                                NET ASSETS           VALUE

                            MEDIA                                               0.4%
    14,200        US        SFX Entertainment Inc. Class A *                                         $651,425
    55,500        US        Sylvan Learning Systems Inc. *                                          1,817,625
                                                                                                 -------------
                                                                                                    2,469,050
                                                                                                 -------------

TOTAL EQUITY INVESTMENTS (COST $560,233,850)                                   98.0%              617,978,844
                                                                                                 -------------

SHORT-TERM INVESTMENTS

                            MONEY MARKET FUNDS                                  2.1%
 3,268,901        US        SSgA U.S. Government Money Market Fund                                  3,268,902
10,039,655        US        SSgA Money Market Fund                                                 10,039,655
                                                                                                 -------------
                                                                                                   13,308,557
                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,308,557)                                 2.1%               13,308,557
                                                                                                 -------------
TOTAL INVESTMENTS (COST $573,542,407) **                                      100.1%              631,287,401

                            OTHER ASSSETS LESS LIABILITIES                     (0.1%)                (381,780)
                                                                                                 -------------
                            NET ASSETS                                        100.0%             $630,905,621
                                                                                                 -------------
                                                                                                 -------------

 *   Non-income producing security.
(a) Shares purchased through a private placement. The Investment Manager is required to deliver the issuer's current Prospectus and financial reports upon resale of such shares.

Tax Information:
** For Federal income tax purposes, cost is $576,678,609 and unrealized appreciation (depreciation) of equity securities is as follows:

          Unrealized appreciation                      $ 98,806,522
          Unrealized depreciation                       (44,197,431)
                                                       ------------
          Net unrealized appreciation                  $ 54,609,091
                                                       ------------
                                                       ------------


The Fund's investments in securities at June 30, 1998, categorized by country:

                                                    % OF NET ASSETS
                                       ---------------------------------------
                          COUNTRY                     SHORT-TERM
   COUNTRY                 CODE        EQUITIES       AND OTHER         TOTAL
------------------------------------------------------------------------------
   Belgium                  BE            0.6%                            0.6%
   Israel                   IS            0.7%                            0.7%
   United Kingdom           UK            0.1%                            0.1%
   United States            US           96.6%           2.0%            98.6%
                                       ---------------------------------------
   Total                                 98.0%           2.0%           100.0%
                                       ---------------------------------------
                                       ---------------------------------------

      The accompanying notes are an integral part of the financial statements.

Dresdner RCM Capital Funds, Inc.
Statements of Assets and Liabilities
For the Six Months Ended June 30, 1998
(Unaudited)

                                                                                 DRESDNER RCM
                                                                     ---------------------------------
                                                                      GROWTH EQUITY        SMALL CAP
                                                                           FUND              FUND
                                                                     ---------------      ------------
 ASSETS:
   Investments at cost                                                $  932,344,870      $573,542,407
                                                                     ---------------      ------------
                                                                     ---------------      ------------
   Foreign currency at cost                                           $       20,069      $         --
                                                                     ---------------      ------------
                                                                     ---------------      ------------
   Investments at value (Note 1)                                      $1,052,021,019      $631,287,401
   Foreign currency at value (Note 1)                                         20,133                --
   Receivables:
      Investments sold                                                    12,077,707         9,385,374
      Dividends and dividend reclaims                                        544,186            24,995
      Interest                                                               110,795            42,867
                                                                     ---------------      ------------
      Total Assets                                                     1,064,773,840       640,740,637
                                                                     ---------------      ------------
 LIABILITIES:
   Payables:
      Investments purchased                                               13,646,124         5,869,210
      Fund shares repurchased                                             12,798,707         3,441,051
      Management fees (Note 5)                                               631,403           510,677
      Custodian fees                                                          24,990            14,078
                                                                     ---------------      ------------
      Total Liabilities                                                   27,101,224         9,835,016
                                                                     ---------------      ------------
 NET ASSETS                                                           $1,037,672,616      $630,905,621
                                                                     ---------------      ------------
                                                                     ---------------      ------------
 NET ASSETS CONSIST OF:
    Paid-in capital (Note 3)                                          $  746,028,870      $458,579,519
    Accumulated net investment loss                                         (746,396)       (2,213,362)
    Accumulated net realized gain on investments and
       foreign currency transactions                                     172,714,175       116,794,470
    Net unrealized depreciation on foreign currency transactions                (182)               --
    Net unrealized appreciation on investments                           119,676,149        57,744,994
                                                                     ---------------      ------------
 NET ASSETS                                                           $1,037,672,616      $630,905,621
                                                                     ---------------      ------------
                                                                     ---------------      ------------
 SHARES OUTSTANDING                                                      144,740,520        49,521,772
                                                                     ---------------      ------------
                                                                     ---------------      ------------
 NET ASSET VALUE PER SHARE                                            $         7.17      $      12.74
                                                                     ---------------      ------------
                                                                     ---------------      ------------

      The accompanying notes are an integral part of the financial statements.

Dresdner RCM Capital Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 1998
(Unaudited)


                                                                                         DRESDNER RCM
                                                                             ------------------------------
                                                                             GROWTH EQUITY       SMALL CAP
                                                                                 FUND              FUND
                                                                             -------------     ------------
 INVESTMENT INCOME:
     Income:
          Dividends                                                          $   2,503,850     $    663,926
          Interest                                                                 677,291          533,135
          Foreign tax withheld                                                     (23,539)              --
                                                                             -------------     ------------
            Total income                                                         3,157,602        1,197,061
                                                                             -------------     ------------
     Expenses:
          Investment management fees (Note 5)                                    3,848,837        3,376,258
          Custodian fees                                                            54,361           33,365
          Miscellaneous expenses                                                       800              800
                                                                             -------------     ------------
            Total expenses                                                       3,903,998        3,410,423
                                                                             -------------     ------------
              Net investment loss                                                 (746,396)      (2,213,362)
                                                                             -------------     ------------


 NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain on investments                                          128,828,793       95,782,981
     Net realized loss on foreign currency transactions                            (24,718)              --
                                                                             -------------     ------------
          Net realized gain                                                    128,804,075       95,782,981
                                                                             -------------     ------------
     Net change in unrealized appreciation on foreign currency transactions
                                                                                     4,406               --
     Net change in unrealized appreciation (depreciation) on investments
                                                                                14,141,043      (32,332,842)
                                                                             -------------     ------------
          Net unrealized appreciation (depreciation)                            14,145,449      (32,332,842)
                                                                             -------------     ------------
            Net realized and unrealized gain during the period                 142,949,524       63,450,139
                                                                             -------------     ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 142,203,128     $ 61,236,777
                                                                             -------------     ------------
                                                                             -------------     ------------


      The accompanying notes are an integral part of the financial statements.

Dresdner RCM Capital Funds, Inc.
Statements of Changes in Net Assets

                                                                       DRESDNER RCM
                                          --------------------------------------------------------------------
                                                   GROWTH EQUITY FUND                 SMALL CAP FUND
                                          --------------------------------    --------------------------------
                                             SIX MONTHS                         SIX MONTHS
                                               ENDED           YEAR ENDED         ENDED           YEAR ENDED
                                           JUNE 30, 1998      DECEMBER 31,    JUNE 30, 1998       DECEMBER 31,
                                            (UNAUDITED)          1997          (UNAUDITED)           1997
                                          ---------------   --------------    -------------    ---------------
OPERATIONS:
   Net investment loss                    $     (746,396)   $  (1,597,025)    $ (2,213,362)    $   (3,872,163)
   Net realized gain on investments
     and foreign currency transactions       128,804,075      193,067,561       95,782,981        131,224,372
   Net change in unrealized
     appreciation (depreciation) on
     investments and foreign currency
     transactions                             14,145,449      (40,746,692)     (32,332,842)       (23,964,601)
                                          ---------------   --------------    -------------    ---------------
   Net increase in net assets
     resulting from operations               142,203,128      150,723,844       61,236,777        103,387,608

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     (Note 1)                                         --               --               --                --
   Net realized gain on investments
     (Note 1)                                         --     (161,794,250)              --      (107,769,024)
NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 3)                (65,355,550)      75,575,294      (91,741,792)       97,190,936
                                          ---------------   --------------    -------------    ---------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                      76,847,578       64,504,888      (30,505,015)       92,809,520

NET ASSETS:
   Beginning of period                       960,825,038      896,320,150      661,410,636       568,601,116
                                          ---------------   --------------    -------------    ---------------
   End of period                          $1,037,672,616     $960,825,038     $630,905,621     $ 661,410,636
                                          ---------------   --------------    -------------    ---------------
                                          ---------------   --------------    -------------    ---------------

End of period net assets include
  accumulated net investment
  income (loss) of:                       $     (746,396)    $         --     $ (2,213,362)    $         --
                                          ---------------   --------------    -------------    ---------------
                                          ---------------   --------------    -------------    ---------------


      The accompanying notes are an integral part of the financial statements.

Dresdner RCM Capital Funds, Inc.
Dresdner RCM Growth Equity Fund
Financial Highlights



 For a share outstanding during the six months ended June 30, 1998 (unaudited) or throughout each fiscal year ended December 31.

                                               1998          1997      1996(1)    1995      1994     1993
                                             -------       -------    -------    ------   -------   ------
PER SHARE OPERATING PERFORMANCE: (2)
   Net asset value, beginning of period      $  6.23       $  6.40    $  9.13    $ 7.89   $ 10.42   $10.97
                                             -------       -------    -------    ------   -------   ------
   Net investment income (loss)                   --         (0.01)     (0.01)     0.02      0.03     0.04
   Net realized and unrealized gain on
    investments                                 0.94          1.08       1.59      2.66      0.01     1.08
                                             -------       -------    -------    ------   -------   ------
   Net increase in net asset value resulting
    from investment operations                  0.94          1.07       1.58      2.68      0.04     1.12
                                             -------       -------    -------    ------   -------   ------
   Distributions:
     Net investment income                        --            --         --     (0.02)    (0.03)   (0.04)
     Net realized gain on investments             --         (1.24)     (4.31)    (1.42)    (2.54)   (1.63)
                                             -------       -------    -------    ------   -------   ------
        Total distributions                       --         (1.24)     (4.31)    (1.44)    (2.57)   (1.67)
                                             -------       -------    -------    ------   -------   ------
NET ASSET VALUE, END OF PERIOD               $  7.17       $  6.23    $  6.40    $ 9.13   $  7.89   $10.42
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
TOTAL RETURN (3)                               15.09%        17.50%     19.07%    34.53%     0.76%   10.72%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in millions)     $ 1,038       $   961    $   896    $1,325   $ 1,365   $2,049
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
 Ratio of expenses to average net assets        0.76%(5)      0.76%      0.84%     0.76%     0.83%    0.80%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
 Ratio of net investment income to average
  net assets                                   (0.15)%(5)    (0.17)%    (0.12)%    0.22%     0.22%    0.30%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
 Portfolio turnover                            80.31%       155.10%    115.89%    96.50%   111.06%   67.00%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
 Average commission rate paid per share (4)  $0.0578       $0.0564    $0.0571        --        --       --
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------

_________________________

(1) Stock split 25:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.

(2)  Calculated using the average share method.

(3) Total return measures the change in value of an investment over the period indicated.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

(5)  Annualized.

      The accompanying notes are an integral part of the financial statements.

Dresdner RCM Capital Funds, Inc.
Dresdner RCM Small Cap Fund
Financial Highlights


For a share outstanding during the six months ended June 30, 1998 (unaudited) or throughout each fiscal year ended December 31.


                                               1998          1997      1996(1)    1995      1994     1993
                                             -------       -------    -------    ------   -------   ------
PER SHARE OPERATING PERFORMANCE: (2)
  Net asset value, beginning of period       $ 11.66       $ 11.77    $ 11.35    $ 9.42   $ 10.41   $10.15
                                             -------       -------    -------    ------   -------   ------
  Net investment loss                          (0.04)        (0.08)     (0.08)    (0.04)    (0.04)    0.00
  Net realized and unrealized gain (loss) on
   investments                                  1.12          2.29       3.82      3.21     (0.20)    0.91
                                             -------       -------    -------    ------   -------   ------
  Net increase (decrease) in net asset value
   resulting from investment operations         1.08          2.21       3.74      3.17     (0.24)    0.91
                                             -------       -------    -------    ------   -------   ------
  Distributions:
    Net investment income                         --            --         --        --        --       --
    Net realized gain on investments              --         (2.32)     (3.32)    (1.24)    (0.75)   (0.65)
                                             -------       -------    -------    ------   -------   ------
      Total distributions                         --         (2.32)     (3.32)    (1.24)    (0.75)   (0.65)
                                             -------       -------    -------    ------   -------   ------
NET ASSET VALUE, END OF PERIOD               $ 12.74       $ 11.66    $ 11.77    $11.35   $  9.42   $10.41
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
TOTAL RETURN (3)                                9.26%        19.49%     34.39%    34.08%    (2.16)%   9.20%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions)      $   631       $   661    $   569    $  410   $   416   $  660
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
Ratio of expenses to average net assets         1.01%(5)      1.02%      1.00%     1.00%     1.11%    0.90%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
Ratio of net investment income to average
 net assets                                    (0.66)%(5)    (0.68)%    (0.58)%   (0.20)%   (0.33)%   0.00%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
Portfolio turnover                             65.99%       117.64%    117.00%    83.90%   117.71%   80.00%
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------
Average commission rate paid per share (4)   $0.0515       $0.0510    $0.0538        --        --       --
                                             -------       -------    -------    ------   -------   ------
                                             -------       -------    -------    ------   -------   ------

_________________________

(1) Stock split 12:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.

(2)  Calculated using the average share method.

(3) Total return measures the change in value of an investment over the period indicated.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

(5)  Annualized

      The accompanying notes are an integral part of the financial statements.

Dresdner RCM Capital Funds, Inc.
Notes to Financial Statements
June 30, 1998
(Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Dresdner RCM Capital Funds, Inc. ("Capital Company"), previously RCM Capital Funds, Inc. is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Capital Company consists of three series:
Dresdner RCM Growth Equity Fund ("Growth Fund") and Dresdner RCM Small Cap Fund ("Small Cap Fund") are diversified, no-load series of the Capital Company. These two series are collectively referred to as the "Funds." Dresdner RCM International Equity Fund ("International Fund") is a non-diversified, no load series of the Capital Company. International Fund financial information is included in the semi-annual report of Dresdner RCM Global Funds.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

A. SECURITIES VALUATIONS:

     Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Board of Directors of the Capital Company shall determine in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or similar foreign reporting service will be valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Capital Company in good faith deems appropriate to reflect their fair market value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means a duly constituted committee of the Board of Directors of the Capital Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

     Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSACTIONS:

     The records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Funds do not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

Dresdner RCM Capital Funds, Inc.
Notes to Financial Statements
June 30, 1998
(Unaudited)

D. FEDERAL INCOME TAXES:

     It is the policy of the Funds to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

E. DISTRIBUTIONS:

     Distributions to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses as a result of wash sales, foreign currency transactions and/or passive foreign investment companies.

2.   INVESTMENT IN FOREIGN SECURITY AND CURRENCY

     Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Funds' investments in foreign and emerging markets will subject them to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

3.   CAPITAL SHARES

     At June 30, 1998, there were 1,000,000,000 shares of the Capital Company's common stock authorized, at $0.0001 par value. Of this amount, 300,000,000 were classified as shares of the Growth Fund; 100,000,000 were classified as shares of the Small Cap Fund, 100,000,000 were classified as shares of the International Fund; and 500,000,000 shares remain unclassified.

                                   CAPITAL SHARE TRANSACTIONS

 GROWTH FUND                        SIX MONTHS ENDED
                                     JUNE 30, 1998                               YEAR ENDED
                                      (UNAUDITED)                            DECEMBER 31, 1997
                                   ------------------------------   -------------------------------
                                      SHARES           AMOUNT            SHARES           AMOUNT
                                   -----------      ------------      -----------      -------------
Shares sold                          5,566,681      $ 39,101,931        8,822,435      $  58,202,047
Shares issued in connection with
  reinvestment of distributions              -                -        26,780,241         160,413,64
Shares repurchased                 (14,981,568)     (104,457,481)     (21,422,817)      (143,040,397)
                                   -----------      ------------      -----------      -------------
Net increase (decrease)             (9,414,887)     ($65,355,550)      14,179,859      $  75,575,294
                                   -----------      ------------      -----------      -------------
                                   -----------      ------------      -----------      -------------

Dresdner RCM Capital Funds, Inc.
Notes to Financial Statements
June 30, 1998
(Unaudited)

3.   CAPITAL SHARES (CONTINUED)

SMALL CAP FUND                        SIX MONTHS ENDED
                                        JUNE 30, 1998                          YEAR ENDED
                                         (UNAUDITED)                        DECEMBER 31, 1997
                                   ------------------------------   -------------------------------
                                      SHARES           AMOUNT            SHARES           AMOUNT
                                   -----------      ------------      -----------      -------------
Shares sold                          3,691,527       $44,996,201        7,791,481       $ 96,712,138
Shares issued in connection with
reinvestment of distributions                -                 -        9,386,666        105,599,978
Shares repurchased                 (10,884,933)     (136,737,993)      (8,781,376)      (105,121,180)
                                   -----------      ------------      -----------      -------------
Net increase (decrease)             (7,193,406)     ($91,741,792)       8,396,771       $ 97,190,936
                                   -----------      ------------      -----------      -------------
                                   -----------      ------------      -----------      -------------

     At June 30, 1998, seven shareholders in the Growth Fund and five shareholders in the Small Cap Fund each held more than 5% of the outstanding shares of the respective Funds. These shareholders, in aggregate, held approximately 63% of the Growth Fund and 49% of the Small Cap Fund.

4.   PURCHASES AND SALES OF SECURITIES

     The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund, for 6 months ended June 30, 1998. There were no purchases or sales of U.S. Government obligations during the period.

    PURCHASES AND SALES OF SECURITIES



                                    PURCHASES
                                  ------------
 Growth Fund                      $802,960,808
 Small Cap Fund                   $433,731,335

                                     SALES
                                  ------------
 Growth Fund                      $854,103,979
 Small Cap Fund                   $495,015,319


5.   TRANSACTIONS WITH RELATED PARTIES

     Dresdner RCM Global Investors LLC (previously RCM Capital Management, L.L.C.) ("Dresdner RCM") manages the Funds' investments and provides various administrative services, subject to the authority of the Board of Directors. The Growth Fund and Small Cap Fund pay investment management fees monthly at an annualized rate of 0.75% and 1.00%, respectively, of the Funds' average daily net assets. For the six months ended June 30, 1998, investment management fees were $3,848,837 for the Growth Fund and $3,376,258 for the Small Cap Fund.

     The Funds are each responsible for the payment of certain of their operating expenses, including brokerage and commission expenses; taxes levied on the Funds; interest charges on borrowings (if any); charges and expenses of their custodian; and payment of investment management fees due to the Investment Manager. The Investment Manager is responsible for other expenses incurred by the Growth Fund and the Small Cap Fund.

     At June 30, 1998, the Dresdner RCM Profit Sharing Plan, participation in which is limited to employees of Dresdner RCM, owned 372,133 shares of the Growth Fund and 405,303 shares of the Small Cap Fund.

Dresdner RCM Capital Funds, Inc.
Notes to Financial Statements
June 30, 1998
(Unaudited)

6.   DIRECTORS' FEES

     As of June 30,1998, each director receives from the Capital Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Capital Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended. These fees are paid by the Investment Manager as outlined in Note 5 above.

     Each Director who is not an interested person of the Capital Company may elect to defer receipt of all or a portion of his or her fees for service as a director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills or shares of the common stock of the Capital Company or of the Equity Company, or a combination of these options, and the amount of deferred fees payable to such director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the director's retirement or disability.

INVESTMENT MANAGER
Dresdner RCM Global Investors LLC
Four Embarcadero Center
San Francisco, California 94111


TRANSFER AND REDEMPTION AGENT
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171


DISTRIBUTOR
Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109


CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171


LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

  This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a Dresdner RCM Global Funds prospectus, which contains complete information about the Funds, including expenses. Investors should read the prospectus carefully before they invest or send money, as it explains certain risks associated with investing in these Funds, including investments in international and emerging markets. These risks include social, economic and political instability, market illiquidity, and currency volatility. There are also special risks associated with investing in stocks of small companies, which tend to be more volatile and less liquid than stocks of large companies. There are additional risks associated with investing in Funds that lack industry diversification. Portfolio holdings are subject to change and should not be considered recommendation to purchase.

Distributor: Dresdner RCM Distributors, a division of Funds Distributor Inc.